WARRANTS AND STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Warrants And Stock Options [Abstract]
Disclosure of detailed information about warrants, activity [Table Text Block]
	Number of warrants	Weighted average exercise price
		$
DECEMBER 31, 2018	1,452,533	1.75

Issued	-	-

DECEMBER 31, 2019*	1,452,533	1.75
*Above warrants expired subsequent to December 31, 2019.
Disclosure of number and weighted average exercise prices of share options [Table Text Block]

	Number of stock options	Weighted average exercise price
		$
DECEMBER 31, 2017	4,283,335	0.76

Granted	2,325,000	1.20
Exercised	(1,225,000)	0.60
Forfeited	(183,334)	1.16

DECEMBER 31, 2018	5,200,001	0.98

Granted	2,075,000	0.87
Exercised	(125,000)	0.58
Expired	(850,000)	0.90
Forfeited	(150,000)	1.20

DECEMBER 31, 2019	6,150,001	0.96

Disclosure of stock options outstanding by exercise price [Table Text Block]
Stock options outstanding, by exercise price	Number of Stock options	Weighted average exercise price	Average remaining contractual life
		$	years
$0.50 - 0.67	716,667	0.52	0.55
0.75	400,000	0.75	4.31
0.90	1,675,000	0.90	4.47
$0.96	1,333,334	0.96	1.70
$1.20	2,025,000	1.20	3.14

DECEMBER 31, 2019	6,150,001	0.96	2.96